1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (51.82%)
Residential (35.67%)
ABL, Series 2025-RTL1, Class A2(b)(c)(d)	8.02%	06/25/30		$1,574,000	$1,597,767
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(d)(e)	1M CME TERM SOFR + 0.49%	08/25/36		684,237	525,084
AIMS, Series 2007-1, Class B(e)	1M BBSW + 0.57%	07/10/38	A$	732,053	387,592
Alba PLC, Series 2007-1, Class C(d)(e)	SONIA IR + 0.41%	03/17/39		£1,612,431	2,009,932
Alternative Loan Trust, Series 2007-21CB, Class 2A3(e)	1M CME TERM SOFR + 0.61%	09/25/37		$996,231	282,232
Alternative Loan Trust, Series 2007-21CB, Class 2A4(e)(f)	5.49% - 1M CME TERM SOFR	09/25/37		920,873	84,905
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(e)	1M CME TERM SOFR + 0.95%	03/25/36		711,158	847,558
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(e)	1M CME TERM SOFR + 1.94%	07/25/35		530,075	630,948
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(d)(e)	7.96%	05/25/40		750,000	758,175
Angel Oak Mortgage Trust, Series 2019-6, Class B2(b)(e)	5.04%	11/25/59		846,000	785,088
Angel Oak Mortgage Trust, Series 2025-HB1, Class M1(b)(e)	30D US SOFR + 2.40%	02/25/55		905,000	922,919
Angel Oak Mortgage Trust, Series 2025-HB1, Class M2(b)(e)	30D US SOFR + 2.70%	02/25/55		750,000	768,150
Angel Oak Mortgage Trust, Series 2025-HB1, Class M3(b)(e)	30D US SOFR + 3.05%	02/25/55		1,077,000	1,103,817
Argent Securities Trust, Series 2006-W2, Class A2B(e)	1M CME TERM SOFR + 0.49%	03/25/36		1,173,536	630,306
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(d)(e)	1M CME TERM SOFR + 0.80%	01/25/36		1,355,325	1,353,969
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(e)	1M CME TERM SOFR + 0.56%	03/25/36		635,076	558,994
Atlas Funding PLC, Series 2023-1, Class F(e)	N/A(g)	01/25/61		£402,000	564,830
Atlas Funding PLC, Series 2025-1, Class E(d)(e)	SONIA IR + 4.00%	02/20/30		768,000	1,054,098
Banc of America Funding, Series 2007-5, Class CA8(e)(f)	5.35% - 1M CME TERM SOFR	07/25/37		$2,149,624	156,708
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(d)(e)	1M CME TERM SOFR + 0.57%	01/25/37		828,206	774,621
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A2A(e)	1M CME TERM SOFR + 0.35%	04/25/37		808,957	735,828
Bletchley Park Funding PLC, Series 2024-1, Class E(e)	SONIA IR + 4.12%	07/27/28		£430,000	580,918
Bletchley Park Funding PLC, Series 2024-1, Class X1(e)	SONIA IR + 4.12%	07/27/28		50,255	66,950
Braccan Mortgage Funding 2025-1 PLC, Series 2025-1A, Class X(b)(d)(e)	SONIA IR + 3.93%	02/17/29		778,000	1,036,759
Brants Bridge PLC, Series 2023-1, Class E(e)	SONIA IR + 4.25%	09/14/26		915,000	1,221,018
Brean Asset Backed Securities Trust, Series 2025-RM11, Class A1(b)(d)(e)	4.75%	05/25/65		$612,550	593,316
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A1(b)(d)(e)	4.50%	07/25/30		926,000	898,405
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(e)	1M CME TERM SOFR + 0.61%	02/25/37		738,592	577,948
Castell PLC, Series 2023-1, Class F(d)(e)	SONIA IR + 8.00%	10/25/26		£527,000	739,067
Castell PLC, Series 2023-1, Class G(d)(e)	N/A(g)	05/25/55		1,014,000	1,425,926
Castell PLC, Series 2023-2, Class F(d)(e)	SONIA IR + 7.85%	11/25/55		520,000	741,350
Castell PLC, Series 2023-2, Class G(e)	SONIA IR + 9.90%	11/25/55		407,000	576,913
Castell PLC, Series 2025-1, Class X1(d)(e)	SONIA IR + 4.15%	01/27/29		663,267	883,954
C-BASS, Series 2007-CB4, Class A1B(e)	1M CME TERM SOFR + 0.29%	04/25/37		$1,678,299	788,465
COLT Mortgage Loan Trust, Series 2022-2, Class B1(b)(d)(e)	3.96%	02/25/67		1,042,000	836,934
Connecticut Avenue Securities, Series 2021-R02, Class 2B2(b)(e)	30D US SOFR + 6.20%	11/25/41		2,926,000	3,068,789
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2(b)(e)	30D US SOFR + 7.00%	04/25/42		2,060,000	2,238,190

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1B2(b)(e)	30D US SOFR + 10.60%	05/25/42	$644,000	$736,414
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2(b)(d)(e)	30D US SOFR + 12.00%	06/25/42	1,982,000	2,328,850
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1B2(b)(e)	30D US SOFR + 7.90%	01/25/43	1,197,000	1,350,455
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(d)(e)	30D US SOFR + 6.35%	04/25/43	626,000	699,367
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B2(b)(e)	30D US SOFR + 5.90%	07/25/43	687,000	752,746
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(e)	30D US SOFR + 4.00%	01/25/44	1,875,000	1,962,937
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2(b)(d)(e)	30D US SOFR + 3.70%	02/25/44	2,655,000	2,749,253
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	117,597	99,792
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(e)	1M CME TERM SOFR + 2.51%	02/25/35	732,464	553,742
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(d)(e)	30D US SOFR + 2.03%	08/25/35	542,592	531,577
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(e)	1M CME TERM SOFR + 0.56%	12/25/36	686,235	612,945
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(e)	1M CME TERM SOFR + 0.75%	08/25/47	899,908	637,135
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class F(e)	9.57%	05/20/62	€459,000	557,983
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(e)	11.92%	05/20/62	325,164	375,219
Dilosk Rmbs NO 9 Dac, Series 2024-9, Class X2(e)	N/A(g)	01/25/28	613,000	653,699
Domi BV, Series 2021-1, Class E(d)(e)	3M EUR L + 6.50%	06/15/53	704,000	809,153
Domi BV, Series 2024-1, Class E(e)	3M EUR L + 5.65%	09/17/29	463,000	555,914
Domi BV, Series 2024-1, Class X(e)	3M EUR L + 3.98%	09/17/29	323,643	372,502
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(b)(c)	8.02%	09/25/27	$750,000	755,475
Eagle RE, Ltd., Series 2023-1, Class M2(b)(e)	30D US SOFR + 5.20%	09/26/33	1,383,500	1,467,893
East One PLC, Series 2024-1, Class E(e)	SONIA IR + 4.50%	06/27/27	£783,000	1,061,745
Easy Street Mortgage Loan Trust, Series 2025-RTL1, Class A1(b)(c)(d)	6.46%	05/25/40	$2,141,000	2,163,695
Elstree Funding No 5 PLC, Series 2024-5, Class F(e)	SONIA IR + 4.69%	03/21/28	£403,998	548,995
E-MAC Program BV, Series 2007-NL3X, Class D(d)(e)	3M EUR L + 0.50%	07/25/47	€501,210	471,593
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(e)	SONIA IR + 3.22%	06/15/44	£430,000	542,543
Eurohome UK Mortgages PLC, Series 2007-2, Class B1(d)(e)	SONIA IR + 1.52%	09/15/44	550,000	707,476
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(d)(e)	SONIA IR + 0.92%	12/15/44	1,528,000	1,913,374
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(d)(e)	3M EUR L + 0.90%	09/10/44	€624,000	650,739
Eurosail 2006-4np PLC, Series 2006-4X, Class D1C(d)(e)	SONIA IR + 0.92%	12/10/44	£645,564	801,637
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(e)	SONIA IR + 2.14%	09/13/45	389,132	476,161
Exmoor Funding PLC, Series 2024-1, Class X(e)	3M EUR L + 5.65%	06/25/28	231,058	307,785
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(e)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	524,385
FIGRE Trust, Series 2025-HE1, Class A(b)(d)(e)	5.83%	01/25/55	1,902,801	1,922,019
FIGRE Trust, Series 2025-HE2, Class A(b)(e)	5.78%	03/25/55	22,737,012	22,900,718
FIGRE Trust, Series 2025-HE3, Class E(b)(d)(e)	8.10%	05/25/55	750,000	779,775
FIGRE Trust, Series 2025-PF1, Class A(b)(e)	5.76%	06/25/55	1,184,409	1,193,411
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class E(e)	3M EUR L + 4.19%	12/24/63	€466,000	539,651
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class X(e)	3M EUR L + 3.72%	12/24/63	74,493	85,271
Finsbury Square PLC, Series 2025-1, Class E(d)(e)	SONIA IR + 3.00%	06/16/75	£3,035,000	4,017,540
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(d)(e)	1M CME TERM SOFR + 0.86%	11/25/36	$1,966,539	1,367,924
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(e)	1M CME TERM SOFR + 0.71%	01/25/36	549,375	519,764
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(e)	30D US SOFR + 5.36%	01/25/50	838,000	926,577
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(e)	30D US SOFR + 5.65%	12/25/50	1,789,000	2,029,442
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(e)	30D US SOFR + 10.11%	07/25/50	1,806,000	2,405,050
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(e)	30D US SOFR + 9.51%	09/25/50	858,000	1,124,237
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class B1(b)(d)(e)	13.47%	03/25/43	2,292,000	2,628,007
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(e)	30D US SOFR + 7.60%	04/25/43	1,021,000	1,162,000

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-DNA2, Series 2020-DNA2, Class B2(b)(e)	30D US SOFR + 4.91%	02/25/50	$2,575,000	$2,840,740
Fremont Home Loan Trust, Series 2004-C, Class M3(e)(h)	1M CME TERM SOFR + 1.84%	08/25/34	170	–
FT RMBS Miravet, Series 2023-1, Class E(d)(e)	3M EUR L + 3.00%	11/26/66	€600,000	662,876
FT RMBS Miravet, Series 2023-1, Class F(d)(e)	3M EUR L + 4.00%	11/26/66	600,000	666,031
Fylde Funding PLC, Series 2024-1, Class E(e)	SONIA IR + 4.15%	10/25/28	£741,000	983,632
GCAT, Series 2019-RPL1, Class B3(b)(e)	3.75%	10/25/68	$988,000	766,194
GSAA Home Equity Trust, Series 2007-8, Class A4(e)	1M CME TERM SOFR + 1.31%	08/25/37	547,743	294,193
Harben Finance, Series 2022-1RA, Class G(b)(e)	SONIA IR + 4.30%	09/28/26	£391,000	519,339
Hermitage 2024 PLC, Series 2024-1, Class E(e)	SONIA IR + 3.90%	04/21/33	248,354	329,116
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(e)	1M CME TERM SOFR + 0.82%	03/25/36	$459,094	336,792
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(e)	1M CME TERM SOFR + 0.71%	03/25/36	785,663	585,790
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(e)	1M CME TERM SOFR + 0.55%	08/25/36	544,322	580,574
Home RE, Ltd., Series 2022-1, Class M1C(b)(d)(e)	30D US SOFR + 5.50%	10/25/34	376,190	386,347
Home RE, Ltd., Series 2023-1, Class M1B(b)(d)(e)	30D US SOFR + 4.60%	10/25/33	615,959	633,145
Homeward Opportunities Fund Trust, Series 2024-RRTL2, Class M1(b)(e)	8.16%	09/25/39	749,000	754,992
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(e)	6.83%	02/25/27	1,393,000	1,392,721
Hops Hill No2 PLC, Series 2022-2, Class E(e)	SONIA IR + 5.25%	11/27/54	£1,072,000	1,437,613
HSI Asset Securitization Corp. Trust, Series 2007-HE1, Class 1A1(e)	1M CME TERM SOFR + 0.25%	01/25/37	$957,464	750,269
ICAP, Series 2025-RTL1, Class A1(b)(c)(d)	6.47%	01/25/28	2,783,000	2,806,377
Jeronimo Funding DAC, Series 2025-1, Class B(e)	3M EUR L + 2.00%	10/25/64	€1,489,000	1,699,322
Jeronimo Funding DAC, Series 2025-1, Class C(e)	3M EUR L + 2.50%	10/25/64	739,000	828,267
Jeronimo Funding DAC, Series 2025-1, Class D(e)	3M EUR L + 3.00%	10/25/64	757,000	849,652
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(e)	1M CME TERM SOFR + 0.67%	02/25/36	$917,775	649,968
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(d)(e)	1M CME TERM SOFR + 0.59%	07/25/36	1,140,886	1,122,062
Kinbane 2022-RPL 1 DAC, Series 2022-RPL1X, Class E(d)(e)	1M EUR L + 4.50%	09/25/62	€2,874,000	3,584,761
Kinbane 2022-RPL 1 DAC, Series 2022-RPL1X, Class F(e)	1M EUR L + 5.50%	09/25/62	1,768,000	2,315,359
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(e)	1M EUR L + 3.25%	01/26/65	557,000	636,822
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(e)	1M EUR L + 4.25%	01/26/65	557,000	644,016
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(e)	1M EUR L + 5.25%	01/26/65	749,000	867,123
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class D(d)(e)	1M EUR L + 3.25%	01/24/63	936,000	1,059,653
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class E(d)(e)	1M EUR L + 4.25%	01/24/63	1,310,000	1,485,157
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class F(d)(e)	1M EUR L + 5.25%	01/24/63	2,806,000	3,165,150
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class C(d)(e)	1M EUR L + 2.10%	06/24/78	1,343,000	1,522,109
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class D(d)(e)	1M EUR L + 3.00%	06/24/78	1,942,000	2,193,893
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class E(d)(e)	1M EUR L + 4.25%	06/24/78	1,798,000	2,022,584
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class F(d)(e)	1M EUR L + 5.50%	06/24/78	687,262	772,164
Landmark Mortgage Securities No 3 PLC, Series 2007-3, Class D(d)(e)	SONIA IR + 4.12%	04/17/44	£433,305	580,456
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(d)(e)	3M EUR L + 0.84%	06/15/45	€500,000	392,341
Lehman Mortgage Trust, Series 2006-9, Class 1A5(d)(e)	1M CME TERM SOFR + 0.71%	01/25/37	$668,753	350,159
Lehman Mortgage Trust, Series 2007-5, Class 6A1(e)	1M CME TERM SOFR + 0.43%	10/25/36	3,300,290	1,275,562
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(e)	7.79%	01/25/27	500,000	502,450
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(e)	6.82%	09/25/39	500,000	500,350
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(e)	7.02%	01/25/40	760,000	757,948
LHOME Mortgage Trust, Series 2025-RTL2, Class M1(b)(e)	7.70%	04/25/40	750,000	748,650
London Bridge Mortgages PLC, Series 2025-1, Class F(d)(e)	SONIA IR + 4.38%	04/20/30	£1,231,000	1,632,774

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3(e)	1M CME TERM SOFR + 0.43%	11/25/36	$2,872,441	$877,243
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4(e)	1M CME TERM SOFR + 0.55%	11/25/36	2,487,714	754,773
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(e)	1M EUR L + 3.25%	06/24/27	€475,000	540,520
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(e)	1M EUR L + 4.25%	06/24/27	811,000	922,217
MFA, Series 2024-RTL3, Class A2(b)(c)	6.54%	05/25/28	$752,000	758,918
Miravet 2025-1 DAC, Series 2025-1X, Class C(d)(e)	3M EUR L + 2.00%	03/28/28	€2,109,000	2,359,656
Miravet 2025-1 DAC, Series 2025-1X, Class D(d)(e)	3M EUR L + 2.50%	03/28/28	1,535,000	1,682,701
Miravet 2025-1 DAC, Series 2025-1X, Class E(d)(e)	3M EUR L + 3.50%	03/28/28	1,147,000	1,232,723
Miravet 2025-1 DAC, Series 2025-1X, Class F(d)(e)	3M EUR L + 4.00%	03/28/28	1,301,000	1,364,184
Molossus Btl PLC, Series 2024-1, Class F(e)	SONIA IR + 4.93%	10/18/26	£399,000	535,556
Molossus Btl PLC, Series 2024-1, Class X(e)	SONIA IR + 4.83%	10/18/26	227,023	302,110
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class M2(e)	1M CME TERM SOFR + 0.65%	02/25/36	$846,093	787,205
Mortimer 2024-Mix PLC, Series 2024-MIX, Class E(e)	SONIA IR + 5.92%	06/22/28	£815,000	1,143,929
Mortimer 2024-Mix PLC, Series 2024-MIX, Class X(e)	SONIA IR + 3.73%	06/22/28	458,389	609,999
Mulcair Securities, Series 2025-4, Class C(e)	3M EUR L + 2.00%	07/24/28	€813,000	907,024
Mulcair Securities, Series 2025-4, Class D(e)	3M EUR L + 2.00%	07/24/28	722,000	782,066
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(e)	1M CME TERM SOFR + 0.58%	04/25/37	$1,246,668	1,242,055
Newgate Funding PLC, Series 2006-2, Class DB(e)	3M EUR L + 0.90%	12/01/50	€40,364	43,450
Newgate Funding PLC, Series 2006-3X, Class CB(d)(e)	3M EUR L + 0.45%	12/01/50	2,237,004	2,375,301
Newgate Funding PLC, Series 2007-1X, Class DB(e)	3M EUR L + 0.75%	12/01/50	539,307	518,780
Newgate Funding PLC, Series 2007-2X, Class E(e)	SONIA IR + 3.87%	12/15/50	£419,190	496,260
NYMT 2024-BPL2 M(b)	8.41%	05/25/39	$3,750,000	3,838,125
NYMT Loan Trust, Series 2025-CP1, Class A2(b)(d)(e)	3.75%	11/25/69	1,048,000	963,845
NYMT Loan Trust, Series 2025-CP1, Class M1(b)(d)(e)	3.75%	11/25/69	834,000	754,603
NYMT Loan Trust, Series 2025-CP1, Class M2A(b)(d)(e)	3.75%	11/25/69	1,326,000	1,176,295
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(d)(e)	1M CME TERM SOFR + 0.94%	08/25/36	862,868	787,971
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(e)	1M CME TERM SOFR + 1.13%	07/25/35	808,491	834,201
Point Securitization Trust, Series 2025-1, Class A1(b)(d)	6.25%	05/25/28	1,474,104	1,472,924
Polaris PLC, Series 2022-1, Class E(e)	SONIA IR + 3.40%	10/23/59	£553,000	732,465
Polaris PLC, Series 2023-1, Class F(d)(e)	SONIA IR + 8.25%	02/23/61	1,499,000	2,066,926
Polaris PLC, Series 2023-2, Class F(e)	SONIA IR + 8.75%	02/27/27	403,000	568,366
Polaris PLC, Series 2024-1, Class F(e)	SONIA IR + 5.65%	02/26/28	395,000	542,878
Polaris PLC, Series 2024-1, Class X(e)	SONIA IR + 5.65%	02/26/28	41,744	55,793
Polaris PLC, Series 2025-1, Class X(d)(e)	SONIA IR + 3.68%	02/26/68	2,020,441	2,690,826
Polaris PLC, Series 2025-2, Class X1(d)(e)	SONIA IR + 3.45%	08/25/68	6,554,000	8,731,226
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(c)	3.44%	11/25/35	$404,873	284,221
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(d)	3.51%	01/25/36	386,208	333,761
PRET LLC, Series 2025-NPL3, Class A1(b)(c)	6.71%	04/25/28	2,564,685	2,575,713
PRPM LLC, Series 2025-2, Class A1(b)(c)	6.47%	05/25/30	1,284,949	1,295,358
Radnor Re, Ltd., Series 2024-1, Class B1(b)(e)	30D US SOFR + 5.15%	09/25/34	150,000	156,390
Radnor Re, Ltd., Series 2024-1, Class M1B(b)(e)	30D US SOFR + 2.90%	09/25/34	1,750,000	1,764,350
Radnor Re, Ltd., Series 2024-1, Class M1C(b)(e)	30D US SOFR + 3.50%	09/25/34	500,000	507,650
RALI, Series 2007-QS9, Class A33	6.50%	07/25/37	4,099,334	3,425,403
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(d)(e)	1M CME TERM SOFR + 0.49%	05/25/46	851,158	806,558
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(d)(e)	1M CME TERM SOFR + 0.76%	07/25/36	350,589	251,057
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(d)(e)	1M CME TERM SOFR + 0.81%	07/25/36	516,865	371,367
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(e)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,775	409,025

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(e)	3M EUR L + 0.85%	06/12/44	€405,689	$427,432
Roc Mortgage Trust, Series 2024-RTL1, Class M1(b)(e)	7.28%	04/25/27	$1,046,500	1,045,035
Rochester Financing No 3 PLC, Series 2021-3, Class E(e)	SONIA IR + 2.50%	12/18/44	£404,000	531,959
Rochester Financing No 3 PLC, Series 2021-3, Class F(e)	SONIA IR + 2.50%	12/18/44	412,000	541,239
Shamrock Residential 2024-1 DAC, Series 2024-1A, Class E(b)(d)(e)	1M EUR L + 4.25%	01/24/28	€712,000	801,097
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(e)	3M EUR L + 5.00%	06/20/45	500,000	518,340
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(d)(e)	1M CME TERM SOFR + 0.94%	12/25/35	$1,775,259	1,540,570
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(e)	1M CME TERM SOFR + 0.56%	05/25/36	629,818	535,030
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A3(e)	1M CME TERM SOFR + 0.32%	06/25/37	1,739,266	1,230,183
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(e)	SONIA IR + 5.00%	06/20/60	£465,000	614,123
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(e)	SONIA IR + 3.75%	06/28/50	400,000	528,331
Stratton Mortgage Funding PLC, Series 2024-3, Class E(d)(e)	SONIA IR + 3.75%	06/25/49	395,000	522,458
Stratton Mortgage Funding PLC, Series 2024-3, Class F(e)	SONIA IR + 4.75%	06/25/49	396,000	520,535
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(e)	1M CME TERM SOFR + 0.86%	10/25/35	$1,671,824	1,410,017
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(d)(e)	1M CME TERM SOFR + 0.79%	11/25/35	1,348,999	1,157,171
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(d)(e)	1M CME TERM SOFR + 0.42%	09/25/36	1,907,568	1,057,937
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(e)	1M CME TERM SOFR + 0.38%	01/25/37	590,334	527,346
Structured Asset Securities Corp. Mortgage Loan Trust 2006-W1, Series 2006-W1A, Class M1(b)(e)	1M CME TERM SOFR + 0.41%	08/25/46	2,117,683	2,061,776
SYON, Series 2020-2, Class E	6.27%	12/17/27	£769,133	1,035,111
Together Asset Backed Securitisation 2024-2nd1 PLC, Series 2024-2ND1A, Class E(b)(d)(e)	SONIA IR + 4.73%	01/20/28	2,009,000	2,759,525
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(e)	SONIA IR + 3.50%	01/20/27	833,000	1,106,197
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(e)	SONIA IR + 4.50%	01/20/27	556,000	739,379
Triangle Re, Ltd., Series 2021-2, Class B1(b)(e)	1M CME TERM SOFR + 7.61%	10/25/33	$469,000	494,373
Triangle Re, Ltd., Series 2021-3, Class B1(b)(e)	30D US SOFR + 4.95%	02/25/34	591,600	608,638
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(d)(e)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,059,355
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(b)(c)	6.68%	04/25/40	1,005,000	1,009,824
TVC Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	7.65%	04/25/40	750,000	754,050
Twin Bridges PLC, Series 2022-1, Class X2(e)	SONIA IR + 5.00%	12/01/55	£128,985	171,168
Twin Bridges PLC, Series 2022-2, Class E(e)	SONIA IR + 5.50%	06/12/55	241,000	321,761
Uropa Securities PLC, Series 2007-1, Class B1A(d)(e)	SONIA IR + 1.47%	10/10/40	531,032	639,125
Uropa Securities PLC, Series 2007-1, Class B1B(d)(e)	3M EUR L + 1.35%	10/10/40	€514,921	534,338
Uropa Securities PLC, Series 2007-1, Class B2A(e)	SONIA IR + 4.12%	10/10/40	£433,748	523,931
Vecht Residential B.V., Series 2023-1, Class X2(d)(e)	3M EUR L + 5.80%	05/22/28	€635,000	857,354
VNTV 2025-RTL1 A2(b)(c)(d)	8.01%	03/25/30	$750,000	759,750
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(b)(c)	6.51%	03/25/27	2,354,000	2,381,071
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(e)	12M US FED + 1.00%	02/25/46	201,824	292,765
Washington Mutual Asset-Backed Certificates WMABS, Series 2006-HE2, Class A3(e)	1M CME TERM SOFR + 0.41%	05/25/36	940,202	755,171
Total Residential Mortgage Backed Securities				$244,035,913

Commercial (16.15%)
20 Times Square Trust, Series 2018-20TS, Class E(e)	3.10%	05/15/23	2,000,000	1,812,800
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class B(b)(e)	1M CME TERM SOFR + 1.56%	09/15/38	3,207,000	3,041,519

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(e)	1M CME TERM SOFR + 2.11%	09/15/38	$2,461,000	$2,260,428
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(e)	1M CME TERM SOFR + 2.86%	09/15/38	667,000	581,691
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E(b)(e)	1M CME TERM SOFR + 3.86%	09/15/23	1,500,000	1,268,250
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(e)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	1,920,750
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(e)	1M CME TERM SOFR + 1.36%	06/15/36	1,560,000	1,515,384
BBCMS Mortgage Trust, Series 2021-AGW, Class E(b)(d)(e)	1M CME TERM SOFR + 3.26%	06/15/26	2,243,000	2,099,224
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(d)(e)	1M CME TERM SOFR + 4.11%	06/15/36	1,361,000	1,256,611
BBSG Mortgage Trust, Series 2016-MRP, Class A(b)	3.28%	06/05/26	2,000,000	1,803,600
BFLD Mortgage Trust, Series 2021-FPM, Class D(b)(d)(e)	1M CME TERM SOFR + 4.76%	06/15/38	500,000	501,400
BFLD Mortgage Trust, Series 2021-FPM, Class E(b)(d)(e)	1M CME TERM SOFR + 5.76%	06/15/38	5,533,000	5,548,492
BHMS, Series 2018-ATLS, Class D(b)(e)	1M CME TERM SOFR + 2.55%	07/15/35	1,202,000	1,203,202
BPR Trust, Series 2021-WILL, Class C(b)(d)(e)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	499,200
BPR Trust, Series 2021-WILL, Class E(b)(e)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	499,250
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(b)	3.30%	10/10/47	564,000	107,555
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(e)	5.10%	05/10/49	1,364,000	1,294,299
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(b)	3.60%	07/15/47	895,363	849,073
COMM Mortgage Trust, Series 2019-521F, Class A(b)(e)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,033,040
COMM Mortgage Trust, Series 2019-GC44, Class 180A(b)(e)	3.40%	11/15/24	429,000	419,648
COMM Mortgage Trust, Series 2021-2400, Class B(b)(e)	1M CME TERM SOFR + 1.86%	12/15/38	3,304,000	3,278,229
CSMC, Series 2020-FACT, Class B(b)(e)	1M CME TERM SOFR + 2.61%	10/15/25	1,000,000	989,100
CSMC, Series 2020-FACT, Class D(b)(d)(e)	1M CME TERM SOFR + 3.82%	10/15/37	1,159,000	1,138,717
CSMC Trust, Series 2017-PFHP, Class A(b)(e)	1M CME TERM SOFR + 1.00%	12/15/30	302,369	300,041
CSMC Trust, Series 2017-PFHP, Class D(b)(d)(e)	1M CME TERM SOFR + 2.30%	12/15/19	734,000	690,547
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(d)(e)	1M CME TERM SOFR + 4.19%	04/15/29	2,000,000	2,001,000
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(e)	1M CME TERM SOFR + 4.11%	12/15/36	774,924	720,912
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(e)	1M CME TERM SOFR + 1.41%	05/15/26	538,000	510,239
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class B(b)(e)	1M CME TERM SOFR + 1.86%	05/15/26	1,000,000	887,800
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(e)	1M CME TERM SOFR + 2.11%	05/15/26	567,000	486,373
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class E(b)(d)(e)	1M CME TERM SOFR + 4.19%	09/15/26	15,054,000	15,085,613
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class F(b)(d)(e)	1M CME TERM SOFR + 5.09%	09/15/26	2,303,000	2,307,606
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class E(b)(d)(e)	8.20%	07/13/30	3,920,000	4,006,240

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(e)	PRIME + 0.96%	10/15/32	$124,980	$122,793
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(e)	1M CME TERM SOFR + 1.61%	09/15/29	579,351	559,942
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C(b)(e)	1M CME TERM SOFR + 2.21%	09/15/29	135,000	117,788
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(e)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	862,200
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(b)	3.50%	11/15/45	1,000,000	704,800
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(b)	3.59%	11/15/45	1,098,000	237,388
JW Trust, Series 2024-BERY, Class E(b)(e)	1M CME TERM SOFR + 3.54%	11/15/29	1,500,000	1,487,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(e)	4.52%	10/15/48	2,660,000	2,390,808
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(d)(e)	4.52%	10/15/48	1,449,060	886,390
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(e)	1M CME TERM SOFR + 3.32%	11/15/34	580,000	554,422
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(b)	3.00%	07/15/51	1,000,000	854,900
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(e)	4.25%	08/15/36	946,000	835,034
Natixis Commercial Mortgage Securities Trust, Series 2022-JERI, Class A(b)(e)	1M CME TERM SOFR + 1.40%	01/15/39	2,084,266	1,904,811
SMR Mortgage Trust, Series 2022-IND, Class E(b)(d)(e)	1M CME TERM SOFR + 5.00%	02/15/39	10,530,287	10,556,613
SMRT, Series 2022-MINI, Class E(b)(d)(e)	1M CME TERM SOFR + 2.70%	01/15/24	5,740,000	5,668,824
SMRT, Series 2022-MINI, Class F(b)(d)(e)	1M CME TERM SOFR + 3.35%	01/15/24	1,000,000	980,700
VCP Tyler Pref, LLC(h)	13.50%	12/29/25	2,241,857	2,241,857
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(d)(e)	10.71%	04/25/54	604,277	614,006
Velocity Commercial Capital Loan Trust, Series 2024-6, Class M3(b)(e)	6.92%	06/25/34	743,861	740,588
Velocity Commercial Capital Loan Trust, Series 2025-1, Class A(b)(e)	6.03%	07/25/32	7,540,899	7,592,177
Velocity Commercial Capital Loan Trust, Series 2025-1, Class M1(b)(d)(e)	6.68%	12/25/32	749,041	756,906
Velocity Commercial Capital Loan Trust, Series 2025-3, Class A(b)(d)(e)	5.87%	12/25/32	2,627,792	2,645,924
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(b)	3.15%	09/15/57	1,311,000	1,208,611
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(b)	3.15%	09/15/57	489,500	417,543
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(b)	3.15%	09/15/57	814,500	628,794
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$110,489,352

TOTAL MORTGAGE-BACKED SECURITIES (Cost $347,076,921)				$354,525,265

ASSET-BACKED SECURITIES (47.48%)
Automobile (19.14%)
ACC Trust, Series 2022-1, Class C(b)	3.24%	10/20/25	931,402	257,719
ACM Auto Trust 2024-1, Series 2024-1A, Class B(b)(d)	11.40%	01/21/31	658,482	670,861
ACM Auto Trust 2024-2, Series 2024-2A, Class B(b)	9.21%	04/20/26	500,000	515,750
ACM Auto Trust 2025-1, Series 2025-1A, Class B(b)	7.87%	10/20/26	750,000	768,000
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(e)	6.40%	01/25/35	€98,430	109,689
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(b)	12.55%	01/15/28	$1,792,000	2,055,782
Arivo Acceptance Auto Loan Receivables Trust 2025-1, Series 2025-1A, Class E(b)	7.30%	07/15/29	795,000	812,569

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Asset-Backed European Securitisation Transaction Twenty-Three Sarl, Series 2024-23, Class M(e)	1M EUR L + 6.20%	03/21/34		€700,000	$801,675
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(e)	1M EUR L + 4.25%	02/28/32		240,068	277,324
Auto ABS Spanish Loans FT, Series 2024-1, Class D(e)	1M EUR L + 2.90%	09/28/38		1,382,911	1,587,257
Auto ABS Spanish Loans FT, Series 2024-1, Class E(e)	1M EUR L + 4.00%	09/28/38		396,635	450,893
AutoFlorence 2 Srl, Series 2021-2, Class F	5.00%	12/24/44		21,925	24,651
Autonoria Spain 2021 FT, Series 2021-SP, Class G(e)	5.25%	01/31/39		172,310	192,238
Autonoria Spain 2023 FT, Series 2023-SP, Class F(e)	1M EUR L + 6.90%	09/30/41		328,523	394,826
Autonoria Spain 2025 FT, Series 2025-SP, Class F(d)(e)	1M EUR L + 3.76%	04/30/43		3,400,000	3,917,943
Autonoria Spain 2025 FT, Series 2025-SP, Class G(d)(e)	1M EUR L + 5.38%	04/30/43		800,000	916,841
Bbva Consumer Auto Fondo De Titulizacion, Series 2022-1, Class E(e)	3M EUR L + 8.00%	02/17/36		335,760	403,408
Bbva Consumer Auto FT, Series 2024-1, Class D(e)	3M EUR L + 5.40%	10/22/29		345,060	403,540
Bbva Consumer Auto FT, Series 2024-1, Class E(e)	3M EUR L + 8.20%	10/22/29		1,449,251	1,735,282
Bbva Consumer Auto FT, Series 2024-1, Class Z(e)	3M EUR L + 7.90%	10/22/29		517,849	602,240
Cardiff Auto Receivables Securitisation PLC, Series 2024-1, Class E(e)	SONIA IR + 4.25%	08/20/31		£1,976,000	2,641,567
Carvana Auto Receivables Trust, Series 2023-N1, Class E(b)	10.46%	03/10/28		$1,500,000	1,614,750
Carvana Auto Receivables Trust, Series 2023-N4, Class E(b)(d)	9.56%	11/10/28		2,107,000	2,276,824
Carvana Auto Receivables Trust, Series 2024-N3, Class E(b)(d)	7.66%	09/10/29		1,250,000	1,289,000
Carvana Auto Receivables Trust, Series 2024-P4, Class R(b)(h)	N/A(g)	06/10/30		2,000	979,895
Carvana Auto Receivables Trust, Series 2025-P1, Class R(b)(h)	N/A(g)	03/10/33		1,400	774,042
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E(b)	7.65%	03/15/29		1,000,000	1,038,800
Consumer Portfolio Services Auto Trust, Series 2025-B, Class E(b)	7.95%	06/15/29		2,092,000	2,199,738
Dowson PLC, Series 2024-1, Class E(e)	SONIA IR + 3.95%	08/20/31		£577,000	759,600
Dowson PLC, Series 2024-1, Class F(e)	SONIA IR + 6.95%	08/20/31		1,252,000	1,636,957
ECARAT DE, Series 2024-1, Class F(e)	1M EUR L + 4.67%	11/25/35		€389,231	449,771
ECARAT DE SA Compartment Lease, Series 2025-1, Class E(d)(e)	1M EUR L + 3.20%	05/25/34		7,700,000	8,881,789
ECARAT DE SA Compartment Lease, Series 2025-1, Class F(d)(e)	1M EUR L + 4.50%	05/25/34		1,900,000	2,184,879
Exeter Automobile Receivables Trust, Series 2025-3A, Class E(b)(d)	7.52%	02/15/30		$2,157,000	2,232,279
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(b)	9.09%	02/16/27		1,396,000	1,328,573
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(b)(d)	8.23%	03/15/30		4,603,000	4,735,566
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(b)	10.45%	04/15/30		1,989,000	2,107,345
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(b)(d)	11.61%	06/17/30		2,611,000	2,900,038
Exeter Automobile Receivables Trust 2024-2, Series 2024-2A, Class E(b)	7.98%	11/15/28		1,783,000	1,885,879
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class E(b)	7.48%	09/15/29		1,558,000	1,611,128
Exeter Automobile Receivables Trust 2025-2, Series 2025-2A, Class E(b)	7.81%	10/15/32		1,576,000	1,646,605
FCT Autonoria DE 2023, Series 2023-DE, Class F(e)	1M EUR L + 7.50%	01/26/43		€217,925	261,558
FCT Autonoria DE 2023, Series 2023-DE, Class G(e)	1M EUR L + 10.50%	01/26/43		217,235	263,164
FinBe USA Trust 2025-1, Series 2025-1A, Class C(b)(d)	8.74%	06/15/28		$6,185,000	6,319,215
Flagship Credit Auto Trust, Series 2021-1, Class R(b)(h)	N/A(g)	04/17/28		2,740	115,939
Flagship Credit Auto Trust, Series 2022-2, Class E(b)	8.20%	06/15/29		926,000	270,022
Flagship Credit Auto Trust, Series 2022-4, Class E(b)	12.66%	01/15/30		1,879,000	1,827,891
Flagship Credit Auto Trust, Series 2023-3, Class E(b)	9.74%	06/17/30		1,000,000	935,700
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(e)	3M EUR L + 12.00%	09/20/38		€276,862	329,321
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(e)	3M EUR L + 7.25%	12/22/30		511,484	625,410
GLS Auto Receivables Issuer Trust 2025-1, Series 2025-1A, Class E(b)	7.19%	03/15/32		$2,200,000	2,241,800
GLS Auto Receivables Issuer Trust 2025-2, Series 2025-2A, Class E(b)(d)	7.73%	12/15/29		2,122,000	2,229,373
Golden Bar Securitisation Srl, Series 2021-1, Class E(d)	2.75%	09/22/41		€150,307	168,515
Golden Bar Securitisation Srl, Series 2023-2, Class D(d)(e)	3M EUR L + 5.70%	09/22/43		690,676	817,282
Golden Bar Securitisation Srl, Series 2023-2, Class E(d)(e)	3M EUR L + 8.50%	09/22/43		900,642	1,086,014
GRDN 2024-1 B	4.49%	12/31/49	SEK	28,221,452	2,912,290
Merchants Fleet Funding LLC, Series 2024-1A, Class E(b)	9.35%	01/20/28		$1,000,000	1,009,900
Metro Finance , Series 2025-1, Class E(d)(e)	1M BBSW + 3.95%	10/15/31	A$	1,170,000	754,258
Octane Receivables Trust 2024-2, Series 2024-2A, Class E(b)	9.04%	07/20/32		$750,000	796,050
Pony SA, Series 2024-1, Class E(e)	1M EUR L + 3.75%	08/14/28		€500,000	577,654
Prestige Auto Receivables Trust 2025-1, Series 2025-1A, Class E(b)	8.45%	05/15/29		$888,000	932,666

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Red & Black Auto Germany 9 UG, Series 2022-9, Class D(e)	1M EUR L + 5.60%	12/15/26		€254,693	$297,800
Red & Black Auto Italy Srl, Series 2023-2, Class E(e)	1M EUR L + 7.00%	02/28/28		335,847	400,903
Research-Driven Pagaya Motor Asset Trust 2023-3, Series 2023-3A, Class C(b)	9.00%	01/26/32		$549,803	549,199
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2023-4A, Class C(b)(d)	9.00%	01/25/27		549,236	545,502
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2024-3A, Class D(b)(d)	9.04%	03/25/33		3,160,000	3,165,372
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class D(b)	10.18%	02/25/27		1,357,000	1,374,098
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class E(b)	12.00%	03/25/26		530,000	503,712
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class E(b)(d)	11.09%	12/25/26		5,182,000	5,227,602
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class F(b)(d)	12.00%	11/25/26		5,000,000	4,729,500
Research-Driven Pagaya Motor Asset Trust 2025-4, Series 2025-4A, Class E(b)(d)	10.74%	07/25/27		3,035,000	3,072,634
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(b)	10.04%	11/25/30		2,046,336	2,096,471
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(b)	10.85%	01/18/30		500,000	523,000
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(e)	12.37%	10/31/33	DKK	7,563,195	1,174,684
Santander Drive Auto Receivables Trust, Series 2024-S3, Class CERT(b)(h)	N/A(g)	10/16/28		$4,167	935,158
Satus PLC, Series 2024-1, Class D(e)	SONIA IR + 3.30%	04/19/27		£739,000	979,902
Satus PLC, Series 2024-1, Class E(e)	SONIA IR + 5.30%	04/19/27		670,000	892,750
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		€108,863	121,851
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(e)	1M EUR L + 7.72%	02/25/29		500,000	597,711
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35		152,453	172,263
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(e)	1M EUR L + 5.49%	09/20/38		156,174	173,771
Tricolor Auto Securitization Trust, Series 2025-2A, Class E(b)	8.35%	10/15/28		$600,000	629,400
Tricolor Auto Securitization Trust, Series 2025-2A, Class F(b)	11.23%	10/15/28		941,000	1,011,951
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(b)	10.44%	04/15/27		700,000	731,290
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(b)	16.56%	04/15/27		700,000	753,410
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class E(b)	8.64%	11/15/27		1,400,000	1,426,740
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class F(b)	13.51%	11/15/27		1,320,000	1,365,408
Tricolor Auto Securitization Trust 2025-1, Series 2025-1A, Class D(b)(d)	6.84%	05/15/28		1,660,000	1,700,172
Tricolor Auto Securitization Trust 2025-1, Series 2025-1A, Class E(b)(d)	10.37%	05/15/28		1,000,000	1,075,000
Trustee for Metro Finance, Series 2023-1, Class E(e)	1M BBSW + 7.00%	02/18/29	A$	486,324	319,429
Trustee for Metro Finance, Series 2023-1, Class F(e)	1M BBSW + 8.75%	02/18/29		315,454	208,252
United Auto Credit Securitization Trust, Series 2022-1, Class E(b)(d)	5.00%	11/10/28		$1,559,631	1,537,172
United Auto Credit Securitization Trust, Series 2023-1, Class E(b)	10.98%	09/10/29		529,000	569,045
United Auto Credit Securitization Trust, Series 2024-1, Class E(b)	10.45%	06/10/27		2,554,000	2,668,164
United Auto Credit Securitization Trust, Series 2025-1, Class E(b)	7.71%	03/10/28		1,185,000	1,208,108
USASF Receivables LLC, Series 2021-1A, Class D(b)	4.36%	03/15/27		1,125,000	33,638
Veros Auto Receivables Trust, Series 2025-1, Class D(b)(d)	8.79%	05/17/32		1,583,000	1,654,552
Total Automobile					$130,973,149

Consumer (21.76%)
ACHV ABS Trust, Series 2024-3AL, Class E(b)(d)	7.00%	12/26/31		837,000	818,251
ACHV ABS TRUST, Series 2023-4CP, Class E(b)	10.50%	07/25/26		1,260,000	1,292,004
Affirm Asset Securitization Trust, Series 2024-A, Class 1E(b)	9.17%	02/17/26		1,500,000	1,500,900
Affirm Asset Securitization Trust, Series 2024-B, Class E(b)(d)	7.35%	05/17/27		850,000	854,420
Aurorus 2023 BV, Series 2023-1, Class E(e)	1M EUR L + 5.35%	10/12/26		€591,438	687,686
Aurorus 2023 BV, Series 2023-1, Class F(e)	11.19%	10/12/26		367,809	430,187
Aurorus 2023 BV, Series 2023-1, Class G(e)	12.94%	10/12/26		378,844	441,881
Brignole Co., Series 2024-2024, Class D(e)	1M EUR L + 4.00%	02/24/42		384,470	445,016

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Brignole Co., Series 2024-2024, Class E(e)	1M EUR L + 5.75%	02/24/42		€296,137	$347,477
Brignole Co., Series 2024-2024, Class F(e)	1M EUR L + 7.48%	02/24/42		359,686	420,316
Brignole CQ, Series 2024-2024, Class X(e)	1M EUR L + 3.09%	09/24/40		831,900	953,019
Cherry Securitization Trust 2025-1, Series 2025-1A, Class C(b)	9.34%	10/16/28		$750,000	760,050
Compartment BL Consumer Credit 2024, Series 2024-1, Class E(e)	1M EUR L + 4.10%	03/25/27		€438,000	511,481
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(e)	1M EUR L + 5.80%	03/25/27		462,000	539,771
Compartment BL Consumer Credit 2024, Series 2024-1, Class X1(e)	1M EUR L + 6.80%	03/25/27		62,404	71,883
Equify ABS 2024-1 LLC, Series 2024-1A, Class D(b)	7.77%	05/15/28		$500,000	501,100
FCT Noria 2021, Series 2021-1, Class F(e)	1M EUR L + 3.70%	10/25/49		€189,034	214,763
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		330,809	364,757
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38		62,448	71,418
Fortuna Consumer Loan Abs DAC, Series 2024-2, Class G(e)	1M EUR L + 10.50%	01/18/28		500,000	573,082
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		700,431	797,767
FTA Santander Consumo 6, Series 2024-6, Class F(e)	3M EUR L + 8.10%	03/21/27		2,456,800	2,836,675
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class D(e)	3M EUR L + 3.40%	02/25/34		451,702	520,306
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class E(e)	3M EUR L + 5.35%	02/25/34		1,626,128	1,879,794
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(e)	3M EUR L + 8.00%	06/28/33		205,431	259,922
GoodLeap Home Improvement Solutions Trust 2024-1, Series 2024-1A, Class C(b)	8.94%	04/20/33		$897,178	909,380
GoodLeap Home Improvement Solutions Trust 2025-1, Series 2025-1A, Class C(b)	7.83%	02/20/49		1,283,020	1,292,899
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class E(b)(d)	8.75%	10/27/59		500,000	520,000
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class E(b)(d)	8.65%	03/25/60		1,240,000	1,271,744
GreenSky Home Improvement Issuer Trust 2025-2, Series 2025-2A, Class E(b)(d)	7.79%	06/25/60		1,000,000	1,011,300
Latitude Australia Credit Card Master Trust, Series 2024-2, Class E(e)	1M BBSW + 4.20%	03/22/29	A$	879,000	567,848
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(b)	8.45%	10/15/29		$517,000	160,270
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(b)(h)	N/A(g)	09/15/31		1,686	18,685
NewDay Funding, Series 2022-3A, Class E(b)(d)(e)	SONIA IR + 9.50%	11/15/25		£1,165,000	1,574,037
Noria DE 2024, Series 2024-DE1, Class F(e)	1M EUR L + 4.50%	02/25/43		€482,445	549,047
Oportun Funding Trust, Series 2024-3, Class D(b)	9.60%	01/18/28		$800,000	826,160
Pagaya AI Debt Grantor Trust, Series 2024-10, Class E(b)(d)	10.41%	10/15/26		3,999,661	4,127,250
Pagaya AI Debt Grantor Trust, Series 2024-11, Class E(b)(d)	10.33%	10/15/26		7,199,173	7,400,030
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(b)	12.97%	05/15/26		702,588	739,966
Pagaya AI Debt Grantor Trust, Series 2024-8, Class E(b)	10.41%	01/15/32		1,165,893	1,205,184
Pagaya AI Debt Grantor Trust, Series 2024-8, Class F(b)	10.00%	01/15/32		1,504,397	1,464,681
Pagaya AI Debt Grantor Trust, Series 2024-9, Class E(b)(d)	10.11%	07/15/26		1,070,500	1,103,365
Pagaya AI Debt Grantor Trust, Series 2024-9, Class F(b)(d)	12.00%	09/15/27		1,399,786	1,371,090
Pagaya AI Debt Grantor Trust, Series 2025-2, Class E(b)	10.90%	10/15/32		3,999,580	4,096,370
Pagaya AI Debt Grantor Trust, Series 2025-3, Class E(b)(d)	12.63%	01/15/27		1,500,000	1,534,950
Pagaya AI Debt Grantor Trust, Series 2025-5, Class E(b)(d)	9.70%	03/15/33		3,097,000	3,141,597
Pagaya AI Debt Grantor Trust, Series 2025-5, Class F(b)(d)	12.00%	03/15/33		1,200,000	1,156,440
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(b)	11.35%	06/15/26		703,369	722,993
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(b)(d)	10.90%	12/15/31		757,350	784,691
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(e)(f)(h)	N/A(g)	05/17/27		510,470	5,981
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(b)	4.09%	11/15/27		80,513	78,846
Pagaya AI Debt Trust, Series 2023-5, Class D(b)	9.00%	04/15/31		2,045,000	2,056,452
Pagaya AI Debt Trust, Series 2023-6, Class D(b)(d)	9.00%	06/16/31		2,749,295	2,777,338
Pagaya AI Debt Trust, Series 2023-8, Class E(b)(d)	11.50%	06/16/31		2,498,395	2,523,129
Pagaya AI Debt Trust, Series 2024-1, Class C(b)	8.34%	07/15/31		281,432	284,640
Pagaya AI Debt Trust, Series 2024-1, Class E(b)(d)	11.50%	07/15/31		2,499,375	2,556,111
Pagaya AI Debt Trust, Series 2024-2, Class D(b)	9.00%	08/15/31		529,580	535,512

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Trust, Series 2024-2, Class E(b)(d)	11.50%	08/15/31		$2,451,910	$2,545,818
Pagaya AI Debt Trust, Series 2024-3, Class D(b)	9.00%	03/15/26		776,806	786,438
Pagaya AI Debt Trust, Series 2024-3, Class E(b)	11.50%	12/15/26		5,500,000	5,564,900
Pagaya AI Debt Trust, Series 2025-4, Class E(b)(d)	11.60%	01/17/33		15,000,000	15,042,000
Pagaya AI Debt Trust, Series 2025-R1, Class E(b)	12.11%	06/15/32		1,011,000	1,014,336
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-1, Class E(b)(d)	11.28%	01/20/33		3,000,000	3,056,100
Plenti PL-Green ABS Trust, Series 2024-1, Class E(e)	1M BBSW + 5.80%	06/11/35	A$	692,507	447,682
Plenti PL-Green ABS Trust, Series 2024-1, Class F(e)	1M BBSW + 7.80%	06/11/35		526,306	340,543
Plenti PL-Green ABS Trust, Series 2024-2, Class F(e)	1M BBSW + 4.90%	04/11/36		1,130,000	728,908
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(b)	11.24%	11/15/26		$500,000	518,950
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(b)	15.49%	11/15/26		1,000,000	1,045,400
Purchasing Power Funding LLC, Series 2024-A, Class E(b)	10.18%	08/15/28		500,000	500,200
Quarzo Srl, Series 2024-1, Class D(e)	3M EUR L + 3.70%	06/15/41		€409,314	473,118
RCKT Trust 2025-PL1, Series 2025-1A, Class E(b)	7.12%	07/25/34		$1,750,000	1,757,700
RCKT Trust 2025-PL1, Series 2025-1A, Class R1(b)(h)	N/A(g)	07/25/34		328,000	3,884,209
Reach ABS Trust 2023-1, Series 2023-1A, Class D(b)	12.27%	02/18/31		2,000,000	2,148,800
Reach ABS Trust 2024-1, Series 2024-1A, Class D(b)	10.64%	09/15/27		200,000	214,800
Reach ABS Trust 2024-2, Series 2024-2A, Class D(b)(d)	8.83%	05/15/28		737,000	754,246
Reach ABS Trust 2025-2, Series 2025-2A, Class D(b)(d)	7.31%	06/15/29		1,000,000	1,005,500
Republic Finance Issuance Trust, Series 2024-B, Class D(b)(d)	8.83%	10/22/29		2,084,000	2,130,265
RRRR Repo Funding Trust, Series 2025-1 Pass-Through Certificates(h)	14.00%	07/25/26		10,771,379	10,771,379
SABADELL CONSUMO 2 FDT, Series 2022-2, Class E(e)	1M EUR L + 7.75%	12/24/34		€691,741	824,155
Sunbit Asset Securitization Trust, Series 2025-1, Class D(b)	7.92%	02/15/28		$4,140,000	4,196,718
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class E(e)	1M EUR L + 8.50%	07/27/29		€125,179	149,842
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class F	15.00%	07/27/29		125,179	153,576
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class D(e)	1M EUR L + 4.00%	10/27/42		1,300,000	1,503,534
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class E(e)	1M EUR L + 5.65%	10/27/42		900,000	1,053,663
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class F(e)	1M EUR L + 8.50%	10/27/42		900,000	1,048,211
Upgrade Master Pass-Thru Trust, Series 2025-P1, Class CERT(b)(h)	N/A(g)	01/15/30		$2,000,000	1,822,232
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(b)(h)	N/A(g)	04/20/30		2,000,000	508,125
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(b)(h)	N/A(g)	03/20/28		5,000,000	19,249
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(b)(h)	N/A(g)	11/20/26		1,150,718	36,603
Upstart Pass-Through Trust, Series 2020-ST5, Class CERT(b)(h)	N/A(g)	12/20/26		10,000,000	472,989
Upstart Pass-Through Trust, Series 2021-ST1, Class CERT(b)(h)	N/A(g)	02/20/27		8,571,429	577,241
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(b)(h)	N/A(g)	07/20/27		8,621,000	811,561
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT(b)(h)	N/A(g)	09/20/29		7,000,000	1,048,847
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT(b)(h)	N/A(g)	10/20/29		2,966,000	590,799
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(b)(h)	N/A(g)	11/20/29		1,000,000	257,243
Upstart Pass-Through Trust Series 2020-ST5, Series 2021-ST5, Class CERT(b)(h)	N/A(g)	07/20/27		5,172,000	532,738
Upstart Securitization Trust, Series 2024-1, Class C(b)	8.68%	11/20/34		1,867,000	1,939,440
Upstart Securitization Trust, Series 2021-4, Class CERT(b)(h)	N/A(g)	09/20/31		6,175	579,218
Upstart Securitization Trust, Series 2022-1, Class C(b)	5.71%	03/20/32		500,000	294,250
Upstart Securitization Trust, Series 2023-1, Class C(b)	11.10%	02/20/33		1,251,000	1,279,523
Upstart Securitization Trust, Series 2023-2, Class C(b)(d)	11.87%	04/20/28		448,000	477,344
Upstart Securitization Trust, Series 2023-2, Class C(b)(d)	11.87%	06/20/33		1,119,000	1,192,294
Upstart Securitization Trust, Series 2025-1, Class C(b)	9.27%	04/20/35		1,028,000	1,075,802
Upstart Securitization Trust, Series 2025-2, Class D(b)(d)	8.00%	06/20/35		2,433,000	2,465,602
Zip Master Trust, Series 2023-2, Class E(e)	1M BBSW + 12.00%	11/10/25	A$	780,000	520,901
Zip Master Trust, Series 2024-1, Class E(e)	1M BBSW + 7.00%	10/10/25		760,000	498,354

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Zip Master Trust, Series 2024-1, Class F(e)	1M BBSW + 8.00%	10/10/25	A$	760,000	$490,923
Zip Master Trust, Series 2024-2, Class E(e)	1M BBSW + 6.00%	09/10/27		740,000	481,431
Zip Master Trust, Series 2025-1, Class E(d)(e)	1M BBSW + 4.00%	07/10/28		1,140,000	735,212
Total Consumer					$148,830,824

Other Asset-Backed Securities (6.58%)
Avant Loans Funding Trust, Series 2025-REV1, Class D(b)	8.39%	12/15/28		$1,500,000	1,500,000
BBVA Consumo FTA, Series 2025-1, Class E(e)	3M EUR L + 6.00%	11/21/31		€1,100,000	1,279,513
Business Mortgage Finance 7 PLC, Series 2007-7X, Class M1(e)	SONIA IR + 2.37%	02/15/41		£407,541	469,428
CFG Investments, Ltd., Series 2025-1, Class B(b)(d)	9.16%	07/25/29		$1,982,000	1,996,270
Conn's Receivables Funding LLC, Series 2023-A, Class B(b)	10.00%	01/17/28		829,210	836,010
Conn's Receivables Funding LLC, Series 2024-A, Class B(b)	9.80%	05/15/25		557,240	554,788
Conn's Receivables Funding LLC, Series 2024-A, Class C(b)(h)	10.34%	08/15/25		1,080,000	696,708
FCT Ponant 1, Series 2025-1, Class F(e)	1M EUR L + 3.99%	09/27/38		€700,000	799,196
Flagstar Financial, Inc.(d)(e)	3M CME TERM SOFR + 3.04%	11/06/28		$9,000,000	8,495,099
Foundation Finance Trust 2025-2, Series 2025-2A, Class E(b)(d)	8.35%	04/15/52		1,338,000	1,334,120
Island Finance Trust 2025-1, Series 2025-1A, Class B(b)	7.95%	03/19/35		750,000	768,900
Island Finance Trust 2025-1, Series 2025-1A, Class C(b)	10.00%	03/19/35		802,000	804,486
Mariner Finance Issuance Trust 2025-A, Series 2025-AA, Class E(b)(d)	8.64%	07/20/30		750,000	764,475
MMP Capital LLC, Series 2025-A, Class C(b)	8.41%	12/15/31		750,000	765,750
MPT Operating Partnership LP / MPT Finance Corp.(b)(h)	8.50%	02/15/32		471,000	490,229
National Collegiate Student Loan Trust, Series 2005-3, Class B(e)	1M CME TERM SOFR + 0.61%	07/27/37		2,143,734	1,785,302
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(b)(h)	N/A(g)	07/15/69		2,514	755,533
NOW Trust, Series 2025-1, Class E(e)	1M BBSW + 3.50%	02/14/34	A$	1,190,000	765,467
Oportun Funding Trust, Series 2025-1, Class D(b)	8.27%	08/16/32		$750,000	752,400
Oportun Issuance Trust, Series 2025-B, Class E(b)(d)	9.40%	05/09/33		2,250,000	2,233,350
SBL Holdings, Inc.(b)(d)(e)(i)	5Y US TI + 5.62%	12/31/99		4,250,000	3,963,173
Small Business Origination Loan Trust DAC, Series 2024-1, Class D(e)	SONIA IR + 4.25%	12/15/35		£247,965	334,830
Small Business Origination Loan Trust DAC, Series 2025-1, Class B(d)(e)	SONIA IR + 2.60%	12/15/36		661,190	873,056
Small Business Origination Loan Trust DAC, Series 2025-1, Class C(d)(e)	SONIA IR + 2.60%	12/15/36		2,152,307	2,832,583
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46		$14,661	195,247
SoFi Professional Loan Program, Series 2018-D, Class R1(b)(h)	N/A(g)	02/25/48		27,236	164,522
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46		10,720	142,763
SoFi Professional Loan Program, Series 2020-B, Class R1(b)(h)	N/A(g)	05/15/46		15,664	366,699
SoFi Professional Loan Program, Series 2021-A, Class R1(b)(h)	N/A(g)	08/17/43		35,142	325,825
SoFi Professional Loan Program, Series 2021-B, Class R1(b)(h)	N/A(g)	02/15/47		14,625	399,119
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(b)(h)	N/A(g)	06/15/48		32,016	150,545
Stream Innovations 2025-1 Issuer Trust, Series 2025-1A, Class D(b)(d)	8.40%	09/15/45		2,350,000	2,404,990
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class D(b)	8.90%	03/15/28		3,020,000	3,079,192
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class E(b)(d)	11.53%	06/15/28		1,322,000	1,334,030
Youni Italy Srl, Series 2025-1, Class X(e)	1M EUR L + 4.00%	04/25/35		€506,587	583,180
Total Other Asset-Backed Securities					$44,996,778

TOTAL ASSET-BACKED SECURITIES (Cost $329,231,632)					$324,800,751

COLLATERALIZED LOAN OBLIGATIONS (12.34%)(e)
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(b)	3M CME TERM SOFR + 7.86%	07/19/31		$1,538,000	$1,314,375
Bain Capital Credit CLO 2018-2, Series 2018-2X, Class F	3M CME TERM SOFR + 7.86%	07/19/31		192,000	164,083
Benefit Street Partners CLO XXIII, Ltd., Series 2025-23A, Class ER(b)	3M CME TERM SOFR + 5.25%	04/25/34		750,000	750,000
Brant Point CLO 2023-1, Ltd., Series 2025-1A, Class D1R(b)(h)	3M CME TERM SOFR + 3.50%	07/26/38		1,454,000	1,454,000

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Brant Point CLO 2023-1, Ltd., Series 2025-1A, Class ER(b)(h)	3M CME TERM SOFR + 7.10%	07/26/38	$750,000	$750,000
Carlyle Global Market Strategies CLO 2015-5, Ltd., Series 2019-5A, Class DR(b)	3M CME TERM SOFR + 6.96%	01/20/32	1,097,000	1,099,852
Chenango Park CLO, Ltd., Series 2025-1A, Class CR(b)	3M CME TERM SOFR + 2.75%	04/15/30	750,000	754,125
Comvest Credit 2025-2 CLO LP, Series 2025-2A, Class A1(b)	3M CME TERM SOFR + 1.67%	10/15/37	6,912,000	6,912,000
Davis Park CLO, Ltd., Series 2025-1A, Class D1R(b)	3M CME TERM SOFR + 3.10%	07/20/38	750,000	750,000
Davis Park CLO, Ltd., Series 2025-1A, Class ER(b)	3M CME TERM SOFR + 6.00%	07/20/38	750,000	750,000
Elmwood CLO X, Ltd., Series 2025-3A, Class ER2(b)	3M CME TERM SOFR + 5.95%	07/20/38	750,000	754,650
Flatiron CLO 19, Ltd., Series 2025-1A, Class DR2(b)	3M CME TERM SOFR + 2.90%	11/16/34	750,000	754,875
Generate CLO 11, Ltd., Series 2024-11A, Class ER(b)	3M CME TERM SOFR + 7.30%	10/20/37	5,287,000	5,292,816
Generate CLO 12, Ltd., Series 2025-12A, Class AR(h)	3M CME TERM SOFR + 1.33%	07/20/38	9,919,000	9,919,000
ICG US Clo 2021-1, Ltd., Series 2021-1A, Class E(b)	3M CME TERM SOFR + 6.59%	04/17/34	1,150,000	1,078,815
Madison Park Funding LXII, Ltd., Series 2025-62A, Class ER2(b)	3M CME TERM SOFR + 6.75%	07/16/38	856,000	856,000
MCF CLO VII LLC, Series 2025-3A, Class BR2(b)	3M CME TERM SOFR + 1.90%	07/20/37	1,138,000	1,138,000
MCF CLO VII LLC, Series 2025-3A, Class C1R2(b)	3M CME TERM SOFR + 2.40%	07/20/37	1,076,000	1,076,000
MCF CLO VII LLC, Series 2025-3A, Class D1R2(b)	3M CME TERM SOFR + 3.45%	07/20/37	2,057,000	2,057,000
Neuberger Berman Loan Advisers CLO 34, Ltd., Series 2025-34A, Class A1R2(b)	3M CME TERM SOFR + 1.30%	07/20/39	6,346,000	6,346,000
Northwoods Capital 27, Ltd., Series 2025-27A, Class A1R(b)	3M CME TERM SOFR + 1.18%	10/17/34	3,313,000	3,313,000
Northwoods Capital 27, Ltd., Series 2025-27A, Class CR(b)	3M CME TERM SOFR + 2.00%	10/17/34	1,305,000	1,305,000
Northwoods Capital XII-B, Ltd., Series 2018-12BA, Class D(b)	3M CME TERM SOFR + 3.41%	06/15/31	1,264,000	1,263,115
OHA Credit Funding 4, Ltd., Series 2019-4A, Class SUB(b)	N/A(g)	10/22/32	820,000	688,800
OZLM XI, Ltd., Series 2017-11X, Class ER	3M CME TERM SOFR + 8.71%	10/30/30	174,010	17,332
PLMRS 2021-3A BR	3M CME TERM SOFR + 1.65%	10/15/38	7,779,000	7,779,000
Rad CLO 12, Ltd., Series 2025-12A, Class A1AR(b)	3M CME TERM SOFR + 1.32%	07/30/40	2,994,000	2,994,000
Rad CLO 12, Ltd., Series 2025-12A, Class DR(b)	3M CME TERM SOFR + 6.65%	07/30/40	3,179,000	3,179,000
Riserva Clo, Ltd., Series 2021-3A, Class ERR(b)	3M CME TERM SOFR + 6.76%	01/18/34	1,432,000	1,387,322
Shackleton 2013-IV-R CLO, Ltd., Series 2018-4RA, Class D(b)	3M CME TERM SOFR + 6.11%	04/13/31	3,175,000	3,143,250
Shackleton 2013-IV-R CLO, Ltd., Series 2020-4RA, Class A2BR(b)	2.78%	04/13/31	1,113,000	1,072,598
Shackleton 2019-XIV Clo, Ltd., Series 2025-14A, Class CRR(b)	3M CME TERM SOFR + 1.90%	07/20/34	874,000	874,000
Shackleton 2019-XIV Clo, Ltd., Series 2025-14A, Class DRR(b)	3M CME TERM SOFR + 3.00%	07/20/34	1,193,000	1,193,000

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Symphony CLO XXIX, Ltd., Series 2025-29A, Class ER(b)	3M CME TERM SOFR + 5.80%	10/15/35	$1,077,000	$1,077,000
Symphony CLO XXXII, Ltd., Series 2025-32A, Class ER(b)	3M CME TERM SOFR + 5.80%	10/23/35	2,739,000	2,739,000
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(b)	3M CME TERM SOFR + 1.16%	11/05/35	529,000	89,930
TCI-Flatiron Clo 2018-1, Ltd., Series 2025-1A, Class ER2(b)	3M CME TERM SOFR + 5.15%	07/29/35	3,519,000	3,519,000
Venture 35 CLO, Ltd., Series 2018-35A, Class D(b)	3M CME TERM SOFR + 3.76%	10/22/31	1,896,000	1,823,383
Venture XXIX CLO, Ltd., Series 2017-29A, Class D(b)	3M CME TERM SOFR + 4.16%	09/07/30	2,373,000	2,272,622
Whitebox CLO IV, Ltd., Series 2025-4A, Class D2R(b)	3M CME TERM SOFR + 6.00%	04/20/36	750,000	751,875

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $84,194,942)				$84,453,818

PRIVATE SECURED DEBT (3.29%)
BriteCap SPV 3 LLC, Loan Facility(e)(h)(j)	1M CME TERM SOFR + 6.75%	06/30/27	$3,438,564	3,438,564
Bullock Legal Group, Loan Facility(h)(j)	1M CME TERM SOFR + 13.00%, 18.00%	03/28/28	1,765,818	1,765,818
Cherry SPV III (2023) LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 10.50%	01/27/28	393,064	393,064
Experity 2025-A 4(a)(2) Class B(h)	12.00%	06/22/37	2,800,000	2,800,000
Jonas Catalog Holdings I, LLC, Term Loan(h)(j)	11.00%	09/19/29	1,960,584	1,960,584
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/26	5,000,000	5,000,000
Reach Consumer 2022-1, LLC, Class B Facility(e)(h)(j)	1M CME TERM SOFR + 8.50%	11/29/27	377,751	377,751
RSD Funding 2025, LLC, Participation Interest(h)(j)	12.00%	09/13/27	2,869,063	2,869,063
Sandpiper Funding 2023, LLC, Participation Interest(h)	12.00%	12/06/26	1,912,914	1,912,915
SWF Funding LLC, Loan Facility(e)(h)(j)	1M CME TERM SOFR + 8.00%	09/23/27	1,979,350	1,979,350

TOTAL PRIVATE SECURED DEBT (Cost $22,380,306)				$22,497,109

		Shares	Fair Value
PREFERRED STOCKS (1.43%)(e)(i)
Brighthouse Financial, Inc.	6.60%	18,000	$297,720
Brighthouse Financial, Inc.	5.38%	12,000	161,280
Brighthouse Financial, Inc.	4.63%	16,000	190,400
Enstar Group, Ltd. Series D	7.00%	29,298	673,854
Enstar Group, Ltd. Series E	7.00%	56,000	1,122,800
KKR Real Estate Finance Trust, Inc.	6.50%	108,779	2,250,638
New York Mortgage Trust, Inc.	9.88%	40,000	998,000
New York Mortgage Trust, Inc., Series D	8.00%	26,661	579,344
New York Mortgage Trust, Inc., Series E	7.88%	37,020	916,615
Rithm Capital Corp.	6.38%	102,405	2,589,822

TOTAL PREFERRED STOCKS (Cost $9,308,093)			$9,780,473

Description	Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS (10.92%)
United States Treasury Bill	4.22%	08/19/25	$20,000,000	$19,957,270
United States Treasury Bill	4.24%	08/21/25	30,000,000	29,928,669
United States Treasury Bill	4.27%	09/23/25	25,000,000	24,842,415

TOTAL SHORT-TERM INVESTMENTS (Cost $74,729,964)				$74,728,354

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (9.10%)
BlackRock Liquidity Funds T-Fund	4.19%	52,671,797	$52,671,797
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4.18%	2,594,545	2,594,545
BNY Mellon U.S. Treasury Fund, Institutional Class	4.15%	6,960,458	6,960,458

TOTAL MONEY MARKET FUNDS (Cost $62,226,800)			$62,226,800

Fair Value
TOTAL INVESTMENTS (136.38%) (Cost $929,148,658)	933,012,570

Liabilities in Excess of Other Assets (-36.38%)(k)	(248,861,709)
NET ASSETS (100.00%)	$684,150,861

Percentages above are stated as a percentage of net assets as of July 31, 2025

Investment Abbreviations:
EURIBOR - Euro Interbank Offered Rate
SONIA IR - Sterling Over Night Index Average
BBSW - Bank Bill Swap Rate
SOFR - Secured Overnight Financing Rate

Reference Rates as of July 31, 2025:
1M EUR L - 1 Month EURIBOR was 1.89%
3M EUR L - 3 Month EURIBOR was 2.01%
1M BBSW - 1 Month BBSW was 3.68%
5Y US TI - US Treasury Yield was 3.96%
30D US SOFR - 30 Day US SOFR was 4.34%
12M US FED – 12 Month US FED was 4.15%
1M CME TERM SOFR - CME Term SOFR 1 Month was 4.35%
3M CME TERM SOFR - CME Term SOFR 3 Month was 4.30%
SONIA - SONIA Overnight Interest Rate was 4.22%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2025, the aggregate market value of those securities was $511,248,190, representing 74.73% of net assets.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2025.
(d)	On July 31, 2025, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $313,133,836.
(e)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Interest only security.

(g)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(h)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Perpetual maturity.
(j)	Securities have associated unfunded commitments of $2,561,955 to Reach Consumer 2022-1, LLC, Class B Facility, $1,561,436 to BriteCap UniTranche Warehouse, $1,790,788 to SWF Funding LLC, Loan Facility, $1,406,936 to Cherry SPV III 2023 LLC, Class B Facility, $880,937 to RSD Funding 2025, LLC, Participation Interest, $1,234,182 to Bullock Legal Group, Loan Facility and $2,539,416 to Jonas Catalog Holdings I, Term Loan, respectively.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BBB- Index, Series 15	Morgan Stanley	3.00%	USD	11/18/64	6.77%	$7,000,000	$(1,039,500)	$1,300,625	$261,125
Markit CMBX BB Index, Series 14	Morgan Stanley	5.00%	USD	12/16/72	19.66%	2,000,000	(667,917)	808,750	140,833
							$(1,707,417)	$2,109,375	$401,958

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA Investment Grade Index, Series 44	ICE	1.00%	USD	6/20/30	0.51%	$118,350	$2,563	$(1,912)	$651
Markit CDX NA High Yield Index, Series 44	ICE	5.00%	USD	6/20/30	3.23%	31,625,440	2,284,072	(1,416,139)	867,933
							$2,286,635	$(1,418,051)	$868,584

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2025(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	2.65%	$5,940	$(424)	$307	$(117)
Markit CDX NA High Yield Index, Series 43	ICE	5.00%	USD	12/20/29	3.13%	1,494	(104)	59	(45)
							$(528)	$366	$(162)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Unrealized Appreciation/(Depreciation)
Pay	LCH Ltd.	SOFR	06/20/2030	$45,380,000	USD	3.58%	$20,536
Pay	LCH Ltd.	SOFR	06/20/2027	33,775,000	USD	3.59%	96,053
Pay	LCH Ltd.	SOFR	06/20/2032	1,911,000	USD	3.63%	5,395
Pay	LCH Ltd.	SOFR	06/20/2029	21,700,000	USD	4.01%	338,091
Pay	LCH Ltd.	SOFR	04/04/2030	48,000	USD	4.06%	836
Pay	LCH Ltd.	SOFR	04/04/2028	415,000	USD	4.11%	6,036
Pay	LCH Ltd.	SOFR	04/05/2027	21,000	USD	4.35%	181
							$467,128

Receive	LCH Ltd.	SOFR	06/20/2030	$2,390,000	USD	3.97%	$(40,371)
Receive	LCH Ltd.	SOFR	06/20/2028	34,306,000	USD	4.08%	(445,843)
Receive	LCH Ltd.	SOFR	04/04/2029	29,896,000	USD	4.11%	(540,166)
Receive	LCH Ltd.	SOFR	06/20/2027	300,000	USD	4.21%	(2,531)
							$(1,028,911)

FUTURES CONTRACTS - LONG (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Long	83	September 2025	$17,179,703	$(25,594)
					$17,179,703	$(25,594)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	498	September 2025	$(53,869,594)	$(54,232)
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	59	September 2025	(6,552,687)	(32,133)
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	117	September 2025	(7,530,705)	119,340
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	4	September 2025	(536,088)	3,459
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	415	September 2025	(59,451,344)	1,150,794

Description		Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	487	September 2025	$(40,250,550)	$1,217,500
SEK/USD CURRENCY	Wells Fargo Securities, LLC	Short	16	September 2025	(3,284,000)	140,800
					(171,474,968)	$2,545,528

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

JULY 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. 1WS Credit also wholly owns and consolidates 1WSCIF REIT, LLC (the “REIT SPV”), a Delaware limited liability company formed on February 21, 2024, to make certain real estate investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the REIT SPV pursuant to a limited liability agreement dated February 21, 2024. The REIT SPV completed a private placement of 125 shares of Class A Non-Voting Preferred Units (the “Preferred Units”) for aggregate gross proceeds of $125,000. The Preferred Units have a liquidation preference of $1,000 per share, plus an amount equal to accrued but unpaid dividends. The Preferred Units’ dividends are cumulative at a rate of 12.0% per annum of the initial $1,000 purchase price. Where context requires, the “Fund” includes the Fund, the Cayman Islands SPV and the REIT SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV and its investment in the REIT SPV because 1WS Credit is the sole shareholder of these entities. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s and REIT SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV and REIT SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the consolidated statement of operations are recorded on a first-in, first-out basis. Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the consolidated statement of operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund’s "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain, the Fund may fair value certain investments using internal manager marks. As of July 31, 2025, 4.44% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$244,035,913	$–	$244,035,913
Commercial Mortgage-Backed Securities	–	106,247,495	4,241,857	110,489,352
Asset-Backed Securities	–	296,371,428	28,429,323	324,800,751
Collateralized Loan Obligations	–	72,330,818	12,123,000	84,453,818
Private Secured Debt	–	–	22,497,109	22,497,109
Preferred Stocks	9,780,473	–	–	9,780,473
Short-Term Investments	74,728,354	–	–	74,728,354
Money Market Funds	62,226,800	–	–	62,226,800
Total	$146,735,627	$718,985,654	$67,291,289	$933,012,570
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$1,270,542	$–	$1,270,542
Interest Rate Swap Contracts	–	467,128	–	467,128
Future Contracts	2,631,893	–	–	2,631,893
Liabilities:
Credit Default Swap Contracts	$–	$(162)	$–	$(162)
Interest Rate Swap Contracts	–	(1,028,911)	$–	(1,028,911)
Future Contracts	(111,959)	–	$–	(111,959)
Total	$2,519,934	$708,597	$–	$3,228,531

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2025 of the Fund’s Level 3 portfolio investments:

	Commercial Mortgage- Backed Securities	Asset Backed Securities	Collateralized Loan Obligations	Private Secured Debt	Total
Balance as of October 31, 2024	$4,166,784	$10,576,071	$-	$11,942,247	$26,685,102
Accrued discount/ premium	-	1,637,393	-	51,938	1,695,621
Return of Capital	-	-	-	-	$-
Realized Gain/(Loss)	-	(137,660)	-	8,280	(141,641)
Change in Unrealized Appreciation/(Depreciation)	-	(4,317,331)	-	20,260	(4,315,497)
Purchases	-	24,886,632	12,123,000	16,019,026	52,367,335
Sales Proceeds(1)	75,073	(4,215,782)	-	(5,544,642)	(8,999,631)
Transfer into Level 3	-	-	-	-	-
Transfer out of Level 3	-	-	-	-	-
Balance as of July 31, 2025	$4,241,857	$28,429,323	$12,123,000	$22,497,109	$67,291,289
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2025	$-	$(4,245,908)	$-	$(3,062)	$(4,248,970)

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2025:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Commercial Mortgage-Backed Securities	$4,241,857	Internal Model	Loss Severity Analysis	$100(1)
Asset Backed Securities	$13,773,735	Broker Pricing	Indicative Quotes	$0.39 - $55,289(2)
Asset Backed Securities	$14,655,588	Internal Model	Loss Severity Analysis	$100 - $1,184(1)
Collateralized Loan Obligations	$12,123,000	Broker Pricing	Indicative Quotes	$100
Private Secured Debt	$22,497,109	Internal Model	Loss Severity Analysis	$100(3)

(1)	Input is based on yields ranging from 11.77% - 15.00%.
(2)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.67% - 9.87%.
(3)	Input is due to immaterial delinquencies on the underlying collateral.

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.